Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events Tables Abstract
Schedule of Aggregate Purchase Price Details
The purchase price is to be paid over time pursuant to the following schedule:

Installment	Amount (RMB)	Percentage of the Aggregate Purchase Price	Payment Date
Deposit	78,000,000	5%	July 31, 2021, or earlier if certain conditions are met[1]
First Payment	312,000,000	20%	September 30, 2021[1]
Second Payment	390,000,000	25%	March 31, 2022[1]
Third Payment	390,000,000	25%	September 30, 2022
Fourth Payment	390,000,000	25%	March 31, 2023

[1] Payments to a designated account.